LEASES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Leases [Abstract]
Short-term lease expenses	$ 2	$ 3
Operating lease expenses	38	35
Operating lease right-of-use assets	429
Operating lease liabilities	$ 428		$ 453
Weighted average remaining lease term	6 years 4 months 24 days
Weighted average discount rate	3.10%
Leased assets obtained in exchange for operating lease obligations	$ 26	16
Operating cash outflow for amounts included in the measurement of operating lease obligations	$ 40	$ 36
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years